Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.6%)
Verizon Communications, Inc.	137,634	8,003
The Walt Disney Co. *	13,651	2,519

Total		10,522

Consumer Discretionary (3.6%)
Advance Auto Parts, Inc.	17,924	3,289
Dollar Tree, Inc. *	28,623	3,276
Honda Motor Co., Ltd., ADR *	53,831	1,626

Total		8,191

Consumer Staples (11.8%)
Colgate-Palmolive Co.	23,747	1,872
Conagra Brands, Inc.	50,060	1,882
Danone SA	16,503	1,132
Kimberly-Clark Corp.	13,205	1,836
Koninklijke Ahold Delhaize NV	63,559	1,770
Mondelez International, Inc.	67,376	3,944
PepsiCo, Inc.	25,489	3,605
The Procter & Gamble Co.	12,579	1,704
Unilever PLC, ADR	111,274	6,213
Walmart, Inc.	21,748	2,954

Total		26,912

Energy (5.6%)
Chevron Corp.	55,346	5,800
ConocoPhillips	66,128	3,503
Total SA, ADR	74,591	3,471

Total		12,774

Financials (21.7%)
AFLAC, Inc.	78,681	4,027
Ameriprise Financial, Inc.	8,711	2,025
The Bank of New York Mellon Corp.	163,242	7,720
Berkshire Hathaway, Inc. - Class B *	38,068	9,725
Chubb, Ltd.	22,734	3,591
JPMorgan Chase & Co.	46,058	7,011
MetLife, Inc.	34,681	2,108
Northern Trust Corp.	25,758	2,707
Truist Financial Corp.	91,040	5,310
U.S. Bancorp	92,328	5,107

Total		49,331

Health Care (21.4%)
Becton Dickinson and Co.	14,340	3,487
Cerner Corp.	49,158	3,533
Cigna Corp.	8,610	2,081
CVS Health Corp.	27,025	2,033

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Johnson & Johnson	60,558	9,953
McKesson Corp.	12,342	2,407
Medtronic PLC	82,759	9,776
Merck & Co., Inc.	50,202	3,870
Pfizer, Inc.	46,812	1,696
Quest Diagnostics, Inc.	13,855	1,778
Roche Holding AG	7,264	2,348
Universal Health Services, Inc. - Class B	20,029	2,672
Zimmer Biomet Holdings, Inc.	18,435	2,951

Total		48,585

Industrials (11.7%)
Emerson Electric Co.	70,233	6,336
General Dynamics Corp.	16,646	3,022
Johnson Controls International PLC	37,925	2,263
Norfolk Southern Corp.	8,624	2,316
nVent Electric PLC	63,887	1,783
Raytheon Co.	48,318	3,734
Republic Services, Inc.	24,584	2,442
Siemens AG	22,248	3,653
Southwest Airlines Co. *	19,387	1,184

Total		26,733

Information Technology (8.7%)
Automatic Data Processing, Inc.	12,000	2,262
Cisco Systems, Inc.	124,629	6,444
F5 Networks, Inc. *	7,192	1,500
Intel Corp.	18,153	1,162
Oracle Corp.	48,607	3,411
TE Connectivity, Ltd.	13,241	1,709
Texas Instruments, Inc.	17,920	3,387

Total		19,875

Materials (2.5%)
Martin Marietta Materials, Inc.	4,678	1,571
Mondi PLC	75,795	1,933
Sonoco Products Co.	34,893	2,209

Total		5,713

Real Estate (1.8%)
Healthpeak Properties, Inc.	79,086	2,510
Weyerhaeuser Co.	42,408	1,510

Total		4,020

Utilities (5.3%)
Duke Energy Corp.	27,386	2,644
Eversource Energy	21,778	1,886

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Pinnacle West Capital Corp.	52,856	4,300
Xcel Energy, Inc.	47,382	3,151

Total		11,981

Total Common Stocks (Cost: $189,060)		224,637

Short-Term Investments (2.3%)
Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	5,275,313	5,275

Total		5,275

Total Short-Term Investments (Cost: $5,275)		5,275

Total Investments (101.0%) (Cost: $194,335)@		229,912

Other Assets, Less Liabilities (-1.0%)		(2,350)

Net Assets (100.0%)		227,562

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	45	48	6/30/21	$—	$ —p	$ —p
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,906	2,021	6/30/21	32	—	32
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,354	8,640	6/30/21	144	—	144
Sell	Morgan Stanley Capital Services, Inc.	GBP	5,167	7,126	6/30/21	68	—	68
Buy	Morgan Stanley Capital Services, Inc.	JPY	15,450	140	6/30/21	—	(3)	(3)
Sell	Morgan Stanley Capital Services, Inc.	JPY	168,572	1,524	6/30/21	21	—p	21

						$265	$ (3)	$ 262

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$265	—	$265	$(3)	—	—	$(3)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $194,335 and the net unrealized appreciation of investments based on that cost was $35,840 which is comprised of $36,510 aggregate gross unrealized appreciation and $670 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$224,637	$—	$—
Short-Term Investments	5,275	—	—
Other Financial Instruments^
Forward Currency Contracts	—	265	—

Total Assets:	$229,912	$265	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(3)	—

Total Liabilities:	$—	$(3)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand